ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.7%
HARDWARE 15.7%
Consumer Electronics 2.1%
Apple (1)	475,000	72,932
		72,932
Enterprise Hardware 8.9%
Dell (1)	2,250,000	62,100
Delta Electronics (TWD)	5,000,000	19,381
EMC (1)	1,500,000	31,200
HOYA (JPY)	1,200,000	40,799
Network Appliance (1)	2,500,000	67,275
Palm (1)	1,500,000	24,405
QLogic (1)	2,000,000	26,900
Seagate Technology	1,250,000	31,975
		304,035
Supply Chain/Electronic Manufacturing 4.7%
Flextronics (1)	3,000,000	33,540
Foxconn (HKD) (1)	11,500,000	31,528
Hon Hai Precision (TWD)	4,560,000	34,373
Jabil Circuit	1,500,000	34,260
Tyco Electronics	750,000	26,572
		160,273
Total Hardware		537,240
HEALTH CARE 0.8%
Biotechnology 0.8%
Amgen (1)	500,000	28,285
Total Health Care		28,285
IT SERVICES 5.8%
IT Services 5.8%
Accenture, Class A	250,000	10,062
Cognizant Technology Solutions (1)	400,000	31,908
HCL Technologies (INR)	3,000,000	22,962
Infosys Technologies (INR)	1,100,000	52,094
SAIC (1)	500,000	9,595
Satyam Computer Services (INR)	3,000,000	33,646
Tata Consultancy (INR)	1,400,000	37,035
Total IT Services		197,302
MEDIA 8.9%
Advertising 0.7%
Focus Media Holding, ADR (1)	400,000	23,208
		23,208
Gaming 0.8%
International Game Technology	650,000	28,015
		28,015
Internet 6.9%
eBay (1)	1,600,000	62,432
Google, Class A (1)	150,000	85,091
Monster Worldwide (1)	900,000	30,654
Yahoo! (1)	2,250,000	60,390
		238,567
Media & Entertainment 0.5%
DreamWorks Animation, Class A (1)	500,000	16,710
		16,710

Total Media		306,500
SEMICONDUCTORS 19.2%
Analog Semiconductors 2.9%
Analog Devices	2,000,000	72,320
Maxim Integrated Products	1,000,000	29,350
		101,670
Digital Semiconductors 16.3%
Advanced Micro Devices (1)	1,750,000	23,100
Altera	3,200,000	77,056
Broadcom, Class A (1)	2,000,000	72,880
Intel	1,250,000	32,325
Marvell Technology Group (1)	6,500,000	106,405
Microchip Technology	300,000	10,896
PMC-Sierra (1)	4,000,000	33,560
Samsung Electronics (KRW)	100,000	62,831
Taiwan Semiconductor, Warrants, 2/1/10 (1)	8,000,000	15,649
Texas Instruments	1,250,000	45,738
Xilinx	3,000,000	78,420
		558,860

Total Semiconductors		660,530
SOFTWARE 18.3%
Applications Software 5.0%
Adobe Systems (1)	1,000,000	43,660
Digital River (1)	890,000	39,828
NAVTEQ (1)	550,000	42,883
Salesforce.com (1)	900,000	46,188
		172,559
Consumer Software 4.5%
Electronic Arts (1)	2,750,000	153,972
		153,972
Infrastructure Software 6.1%
Citrix Systems (1)	200,000	8,064
Microsoft	3,500,000	103,110
Oracle (1)	1,500,000	32,475
Red Hat (1)	3,250,000	64,577
		208,226
Systems Software 1.8%
Cogent (1)	1,278,820	20,052
McAfee (1)	400,000	13,948
VeriSign (1)	800,000	26,992
		60,992
Technical Software 0.9%
Autodesk (1)	650,000	32,481
		32,481
Total Software		628,230
TELECOM EQUIPMENT 18.9%
Wireless Equipment 6.8%
LM Ericsson, Class B, ADR	500,000	19,900
LM Ericsson (SEK)	5,000,000	19,921
Motorola	3,200,000	59,296
Nokia, ADR	750,000	28,448
Qualcomm	2,500,000	105,650
		233,215
Wireline Equipment 12.1%
Alcatel-Lucent, ADR	3,000,000	30,540
Ciena (1)	500,000	19,040
Cisco Systems (1)	4,200,000	139,062
Corning	3,250,000	80,113
Finisar (1)	8,000,000	22,400
JDS Uniphase (1)	1,800,000	26,928
Juniper Networks (1)	2,250,000	82,372
TomTom (EUR) (1)	200,000	15,503
		415,958
Total Telecom Equipment		649,173
TELECOM SERVICES 2.5%
Wireless - Domestic 1.5%
American Tower Systems, Class A (1)	600,000	26,124
Crown Castle International (1)	600,000	24,378
		50,502
Wireless - International 1.0%
Bharti Airtel (INR) (1)	1,500,000	36,179
		36,179
Total Telecom Services		86,681
Total Miscellaneous Common Stocks 4.6% (2)		157,532
Total Common Stocks (Cost $3,238,880)		3,251,473

CONVERTIBLE BONDS 0.3%
Total Miscellaneous Convertible Bonds 0.3% (2)		11,824
Total Convertible Bonds (Cost $12,037)		11,824
SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 5.0%
T. Rowe Price Government Reserve Investment Fund, 4.41% (3)(4)	170,658,592	170,659
Total Short-Term Investments (Cost $170,659)		170,659
Total Investments in Securities
100.0% of Net Assets (Cost $3,421,576)		$3,433,956

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
(4)	Affiliated company - see Note 3.
ADR	American Depository Receipts
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science and Technology Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Science and Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $3,421,576,000. Net unrealized gain aggregated $12,382,000 at period-end, of which $317,538,000 related to appreciated investments and $305,156,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $5,280,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $170,659,000 and $80,457,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007